LEASES (Detail Textuals) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	$ 14,995	$ 21,209
Right-of-use assets	8,273	10,822	$ 16,715
Offices
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	12,023	16,121
Right-of-use assets	5,424	5,925	13,155
Data center
Disclosure Of Quantitative Information About Lease [Line Items]
Lease liability	2,972	5,088
Right-of-use assets	$ 2,849	$ 4,897	$ 3,560